UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

  X    Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period
             January 1, 2022 to December 31, 2022

Date of Report (Date of earliest event reported)  January 31, 2023

Commission File Number of securitizer: 025-05475

Central Index Key Number of securitizer:  0001849813

Brean Asset Backed Securities LLC
 (Exact name of securitizer as specified in its charter)
Vanessa Warren
(212) 702-6656
__________________________________________________________________________
Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [X]

[  ] Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor:

Central Index Key Number of issuing entity (if applicable):
Central Index Key Number of underwriter (if applicable):
_____________________________________________________________________________

Name and telephone number, including area code, of the person to contact in connection with this filing

PART I: REPRESENTATION AND WARRANTY INFORMATION
Item 1.01 Initial Filing of Rule 15Ga-1 Representations and Warranties Disclosure

N/A

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure
Securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii).

Item 1.03 Notice of Termination of Duty to File Reports under Rule 15Ga-1
N/A

PART II: FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third-Party Due Diligence Report Obtained by the Issuer

N/A

Item 2.02 Findings and Conclusions of a Third-Party Due Diligence Report Obtained by the Underwriter

N/A

SIGNATURE

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date: January 31, 2023

BREAN ASSET BACKED SECURITIES LLC

By: /s/ Vanessa Warren
Name: Vanessa Warren
Title: Co-President